Interim Statement Presentation (Details 1) - USD ($)		May 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Accounting Policies [Abstract]
Prepaid expenses		$ 0	$ 24,250
Prepaid insurance premium		39,777	67,833
Interest income receivable	[1]	51,850	149,585
Equipment deposit refund receivable	[2]	608,705	0
Total		$ 700,332	$ 241,668	$ 87,232

[1]	Relates to interest receivable in short term deposits as described above under NOTE 2 – Interim Statement Presentation, “Short-term Investments.”
[2]	For additional information, see NOTE 5 – Property and Equipment